Postretirement Plans - Schedule of Actual Allocations for Pension Assets and Target Allocations by Asset Class (Details) - Pension	Dec. 31, 2023	Dec. 31, 2022
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, actual plan asset allocations	100.00%	100.00%
Defined benefit plan, target plan asset allocations	100.00%	100.00%
Fixed income
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, actual plan asset allocations	60.00%	63.00%
Defined benefit plan, target plan asset allocations	59.00%	63.00%
Global equity
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, actual plan asset allocations	19.00%	14.00%
Defined benefit plan, target plan asset allocations	20.00%	20.00%
Private equity
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, actual plan asset allocations	8.00%	8.00%
Defined benefit plan, target plan asset allocations	7.00%	4.00%
Real estate and real assets
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, actual plan asset allocations	7.00%	8.00%
Defined benefit plan, target plan asset allocations	7.00%	7.00%
Hedge funds
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, actual plan asset allocations	6.00%	7.00%
Defined benefit plan, target plan asset allocations	7.00%	6.00%